Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet, including location of amounts reported in the accompanying consolidated balance sheets, that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
(in thousands)	2021	2020

Cash held in banks	$1,199	$1,173
Bank deposits in U.S.$ with original maturities of three months or less (annual average interest rates 0.1% and 0.32%)	10,003	4,500
Total cash and cash equivalents	11,202	5,673
Cash held with respect to CVR Agreement, see note 8	113	1,171
Restricted cash – current – Prepaid expenses and other receivables	-	79
Restricted cash – noncurrent – Other assets	321	89
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$11,636	$7,012